Commitments, Guarantees, And Contingencies (Future Minimum Commitments Under Non-Cancelable Operating Leases) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2018	$ 96,009
2019	90,763
2020	77,186
2021	60,279
2022	52,732
Thereafter	151,548
Future minimum commitments under non-cancelable operating leases	$ 528,517